UNAUDITED CONSOLIDATED STATEMENTS OF CASHFLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
OPERATING ACTIVITIES
Net income	$ 43,718	$ 101,725
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	24,844	26,256
Gain on deemed sale of FLNG Gimi	(29,981)	0
Loss on disposal of long-lived asset	451	0
Provision for credit loss	1,177	0
Amortization of deferred charges and debt guarantees, net	1,971	1,983
Net (income)/loss from equity method investments	(10,287)	2,339
Drydocking expenditure paid	0	(1,375)
Compensation cost related to employee stock awards	5,584	4,240
Net foreign exchange losses/(gains)	1,138	(460)
Sales-type lease receivable in excess of interest income	2,081	0
Change in fair value of derivative instruments (interest rate swaps)	11,611	(1,754)
Change in fair value of oil and gas derivative instruments, commodity swaps and amortization of day 1 gains	53,598	7,649
Changes in assets and liabilities:
Trade accounts receivable	(20,966)	4,883
Other current and non-current assets	(3,779)	(39,787)
Amounts due from related parties	462	(185)
Trade accounts payable	3,470	4,910
Accrued expenses	10,083	9,006
Other current and non-current liabilities	96,724	(27,221)
Net cash provided by operating activities	191,899	92,209
INVESTING ACTIVITIES
Additions to assets under development	(424,959)	(88,965)
Additions to equity method investments	(19,268)	0
Loan advanced to related party	(798)	0
Proceeds from repayment of loan advanced to related party	17,930	0
Proceeds from subscription of equity interest in Gimi MS	21,020	27,278
Consideration received for the sale of long-lived asset	24,828	0
Proceeds from sale of equity method investments	39,143	822
Additions to intangibles	0	(1,393)
Additions to vessels and equipment	0	(62,126)
Net cash used in investing activities	(342,104)	(124,384)
FINANCING ACTIVITIES
Repayments of short-term and long-term debt	(70,048)	(46,317)
Cash dividends paid	(52,330)	(56,708)
Proceeds from exercise of share options	1,808	0
Financing costs paid	(10,781)	(569)
Purchase of treasury shares	(102,725)	(14,180)
Proceeds from long-term debt	575,000	0
Net cash provided by/(used in) financing activities	340,924	(117,774)
Net increase/(decrease) in cash and cash equivalents, restricted cash and short-term deposits	190,719	(149,949)
Cash and cash equivalents, restricted cash and short-term deposits at the beginning of the period	716,582	771,470
Cash and cash equivalents, restricted cash and short-term deposits at the end of the period	907,301	621,521
Supplemental Cash Flow Information [Abstract]
Cash and cash equivalents	783,427	527,591
Restricted cash and short-term deposits	109,824	19,539
Restricted cash (non-current portion)	14,050	74,391
Cash, cash equivalents, restricted cash and restricted cash equivalents	$ 907,301	$ 621,521